Share-based payments - Schedule of Share Options (Details)		6 Months Ended	12 Months Ended
	Aug. 14, 2025 shares	Jun. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
Stock Options
Number of stock options outstanding, beginning of year (in shares) | shares		1,583,085	0
Granted (in shares) | shares	1,583,085	1,164,597	1,583,085
Forfeited (in shares) | shares		(54,839)
Exercised (in shares) | shares		(10,918)
Number of stock options outstanding, end of year (in shares) | shares		2,681,925	1,583,085
Exercisable (in shares) | shares		506,551
Weighted average exercise price
Beginning balance (in dollars per share) | $ / shares		$ 4.40	$ 0
Granted (in dollars per share) | $ / shares		4.81	4.40
Forfeited (in dollars per share) | $ / shares		4.40
Exercised (in dollars per share) | $ / shares		4.40
Ending balance (in dollars per share) | $ / shares		4.58	$ 4.40
Excercisable (in dollars per share) | $ / shares		$ 4.40